Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	169,745,543.01	15,386
Yield Supplement Overcollateralization Amount 09/30/16	3,041,012.96	0
Receivables Balance 09/30/16	172,786,555.97	15,386
Principal Payments	8,718,868.59	274
Defaulted Receivables	210,373.01	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	2,772,118.71	0
Pool Balance at 10/31/16	161,085,195.66	15,097

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	20.70%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.40%
Weighted Average APR, Yield Adjusted	5.02%
Weighted Average Remaining Term	29.78

Delinquent Receivables:
Past Due 31-60 days	3,845,211.73	254
Past Due 61-90 days	940,085.06	69
Past Due 91-120 days	81,917.22	6
Past Due 121+ days	0.00	0
Total	4,867,214.01	329

Total 31+ Delinquent as % Ending Pool Balance	3.02%

Recoveries	161,114.66

Aggregate Net Losses/(Gains) - October 2016	49,258.35

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.34%
Prior Net Losses Ratio	1.32%
Second Prior Net Losses Ratio	0.48%
Third Prior Net Losses Ratio	1.32%
Four Month Average	0.87%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.57%

Flow of Funds	$ Amount

Collections	9,347,535.48
Advances	2,319.69
Investment Earnings on Cash Accounts	2,735.96
Servicing Fee	(143,988.80)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,208,602.33

Distributions of Available Funds
(1) Class A Interest	146,112.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,021,797.91
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,614,178.45
(7) Distribution to Certificateholders	404,140.92
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,208,602.33

Servicing Fee	143,988.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 10/17/16	162,106,993.57
Principal Paid	8,635,976.36
Note Balance @ 11/15/16	153,471,017.21

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-3
Note Balance @ 10/17/16	36,821,993.57
Principal Paid	8,635,976.36
Note Balance @ 11/15/16	28,186,017.21
Note Factor @ 11/15/16	11.9940499%

Class A-4
Note Balance @ 10/17/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	109,676,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	15,609,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	168,485.05
Total Principal Paid	8,635,976.36
Total Paid	8,804,461.41

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	25,468.55
Principal Paid	8,635,976.36
Total Paid to A-3 Holders	8,661,444.91

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2263717
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6030504
Total Distribution Amount	11.8294221

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1083768
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7488356
Total A-3 Distribution Amount	36.8572124

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	118.32
Noteholders' Principal Distributable Amount	881.68

Account Balances	$ Amount

Advances
Balance as of 09/30/16	34,660.94
Balance as of 10/31/16	36,980.63
Change	2,319.69

Reserve Account
Balance as of 10/17/16	1,903,544.61
Investment Earnings	483.73
Investment Earnings Paid	(483.73)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61